Taxes (Details) - Schedule of Movement of Valuation Allowance - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Movement of Valuation Allowance [Abstract]
Beginning balance	$ 972	$ 1,200
Write-off	(512)	(343)
Change of valuation allowance	67	60
Ending balance	$ 527	$ 917